May 3, 2016

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Calvert Variable Products, Inc. (“Registrant”)
SEC File Nos. 811-04000 and 002-80154
Post-Effective Amendment No. 85 under the Securities Act of 1933 and No. 86 under the Investment Company Act of 1940

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in post-effective amendment (“PEA”) No. 85 to the Registrant’s Registration Statement under the Securities Act of 1933 and PEA No. 86 under the Investment Company Act of 1940 that was electronically filed with the Commission via EDGAR on April 28, 2016. Accordingly, the Registrant hereby certifies that:

(i)
the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in PEA No. 85 (effective May 1, 2016), and

(ii)	the text of PEA No. 85 (effective May 1, 2016) has been filed electronically.

Any communications relating to this filing should be directed to the undersigned at (301) 657-7044.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Investments, Inc.